Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accruals for operating expenses	$ 78,473	$ 12,019
Bonus payable	30,856	33,339
Other payables	5,798	6,474
Total	$ 115,127	$ 51,832